Short-Term Loans (Details)	Jul. 04, 2024 USD ($)	Jul. 04, 2024 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)
Short-Term Loans [Abstract]
Loan agreement	$ 391,497	¥ 2,790,000	$ 280,631	¥ 2,000,000
Annual interest rate	2.80%	2.80%	2.80%	2.80%